(2_FIDELITY_LOGOS)FIDELITY INVESTMENTS
VARIABLE LIFE ACCOUNT I






ANNUAL REPORT
DECEMBER 31, 1997


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE LIFE OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS
A BANK, AND NEITHER THE LIFE NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.
STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY




                                                                                DECEMBER 31, 1997

ASSETS

INVESTMENTS AT CURRENT MARKET VALUE:

 VARIABLE INSURANCE PRODUCTS FUND (VIP)

  MONEY MARKET PORTFOLIO - 253,821 SHARES (COST $253,821)                       $ 253,821

  HIGH INCOME PORTFOLIO - 18,465 SHARES (COST $235,405)                          250,762

  EQUITY-INCOME PORTFOLIO - 76,653 SHARES (COST $1,518,680)                      1,861,145

  GROWTH PORTFOLIO - 43,909 SHARES (COST $1,278,578)                             1,629,008

  OVERSEAS PORTFOLIO - 20,735 SHARES (COST $392,965)                             398,112



 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)

  INVESTMENT GRADE BOND PORTFOLIO - 18,375 SHARES (COST $218,996)                230,788

  ASSET MANAGER PORTFOLIO - 9,194 SHARES (COST $133,100)                         165,583



   TOTAL ASSETS                                                                 $ 4,789,219



NET ASSETS

 VARIABLE LIFE CONTRACTS                                                        $ 4,773,357

 RETAINED IN VARIABLE ACCOUNT BY FIDELITY INVESTMENTS LIFE INSURANCE COMPANY     15,862



   TOTAL NET ASSETS                                                             $ 4,789,219


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


          SUBACCOUNTS INVESTING IN:



          VIP -                                  VIP -                 VIP -                    VIP -

          MONEY                                  HIGH                  EQUITY-INCO              GROWTH
          MARKET                                 INCOME                ME



          12/31/97                    12/31/96   12/31/97   12/31/96   12/31/97      12/31/96   12/31/97   12/31/96

INCOME:



 DIVIDENDS      $ 20,122     $ 22,117    $ 20,327    $ 34,401     $ 139,134     $ 55,471      $ 55,251      $ 86,077

EXPENSES:

 MORTALITY
RISK,            3,229        3,564       2,257       2,278        13,488        11,175        13,230        11,291
EXPENSE
RISK
  AND
ADMINISTRATI
VE CHARGES

NET              16,893       18,553      18,070      32,123       125,646       44,296        42,021        74,786
INVESTMENT
INCOME

REALIZED         0            0           26,919      12,007       151,510       118,019       204,992       137,321
GAIN

UNREALIZED
APPRECIATIO
N                0            0           (5,861)     (9,326)      89,946        2,144         62,028        (54,665)
 (DEPRECIAT
ION) DURING
 THE
PERIOD

NET
INCREASE IN      16,893       18,553      39,128      34,804       367,102       164,459       309,041       157,442
NET ASSETS
 FROM
OPERATIONS

TRANSFERS
BETWEEN          (219,223)    (42,435)    52,719      (148,258)    172,052       6,363         (20,662)      40,807
 SUBACCOU
NTS, NET

TRANSFERS
FOR CONTRACT     (2,785)      (21,044)    (84,506)    0            (45,696)      (34,260)      (51,997)      (117,771)

 TERMINATI
ONS

TRANSFERS
FOR COST         (3,625)      (4,144)     (1,731)     (2,075)      (10,048)      (10,301)      (10,282)      (8,874)
 OF
INSURANCE

OTHER
TRANSFERS TO
 FIDELITY        (293)        (381)       (5,333)     (335)        (9,028)       (6,310)       (4,260)       (1,561)
INVESTMENTS
LIFE
 INSURANCE
CO., NET

NET
INCREASE
(DECREASE)       (225,926)    (68,004)    (38,851)    (150,668)    107,280       (44,508)      (87,201)      (87,399)
 IN NET
ASSETS FROM
 CONTRACT
TRANSACTIONS

RETAINED IN
(RETURNED
FROM)            (2,128)      (30)        (1,021)     (5)          (89)          13            (466)         (192)
 VARIABLE
LIFE
 ACCOUNT
I, NET

TOTAL
INCREASE         (211,161)    (49,481)    (744)       (115,869)    474,293       119,964       221,374       69,851
(DECREASE)
 IN NET
ASSETS

NET ASSETS
AT               464,982      514,463     251,506     367,375      1,386,852     1,266,888     1,407,634     1,337,783
BEGINNING
 OF PERIOD

NET ASSETS      $ 253,821    $ 464,982   $ 250,762   $ 251,506    $ 1,861,145   $ 1,386,852   $ 1,629,008   $ 1,407,634
AT END OF
PERIOD


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY





                             VIP II -
      VIP -                                          VIP II -
                             INVESTMENT                                    TOTAL
      OVERSEAS                                       ASSET
                             GRADE                   MANAGER
                             BOND



      12/31/97    12/31/96   12/31/97     12/31/96   12/31/97   12/31/96   12/31/97   12/31/96


INCOME


 DIVIDENDS      $ 34,099    $ 10,240    $ 13,807    $ 6,194     $ 18,518    $ 10,103    $ 301,258     $ 224,603

EXPENSES:

 MORTALITY
RISK,            3,623       3,691       1,951       2,083       1,290       1,269       39,068        35,351
EXPENSE
RISK
  AND
ADMINISTRATI
VE CHARGES

NET              30,476      6,549       11,856      4,111       17,228      8,834       262,190       189,252
INVESTMENT
INCOME

REALIZED         33,483      26,349      596         9,214       2,812       3,736       420,312       306,646
GAIN

UNREALIZED
APPRECIATIO
N                (26,453)    15,323      5,673       (9,486)     7,854       6,514       133,187       (49,496)
 (DEPRECIAT
ION) DURING
 THE
PERIOD

NET
INCREASE IN      37,506      48,221      18,125      3,839       27,894      19,084      815,689       446,402
NET ASSETS
 FROM
OPERATIONS

TRANSFERS
BETWEEN          12,114      103,543     0           46,416      3,000       (6,436)     0             0
 SUBACCOU
NTS, NET

TRANSFERS
FOR CONTRACT     (31,009)    (8,276)     (16,783)    (3,803)     (9,943)     (5,976)     (242,719)     (191,130)

 TERMINATI
ONS

TRANSFERS
FOR COST
 OF              (3,341)     (3,993)     (2,200)     (2,606)     (1,279)     (1,476)     (32,506)      (33,469)
INSURANCE

OTHER
TRANSFERS TO
 FIDELITY        (16,173)    (5,482)     (137)       (95)        (1,800)     (634)       (37,024)      (14,798)
INVESTMENTS
LIFE
 INSURANCE
CO., NET

NET
INCREASE
(DECREASE)       (38,409)    85,792      (19,120)    39,912      (10,022)    (14,522)    (312,249)     (239,397)
 IN NET
ASSETS FROM
 CONTRACT
TRANSACTIONS

RETAINED IN
(RETURNED        (1,247)     310         (56)        (39)        (1,312)     281         (6,319)       338
FROM)
 VARIABLE
LIFE
 ACCOUNT
I, NET

TOTAL
INCREASE         (2,150)     134,323     (1,051)     43,712      16,560      4,843       497,121       207,343
(DECREASE)
 IN NET
ASSETS

NET ASSETS
AT               400,262     265,939     231,839     188,127     149,023     144,180     4,292,098     4,084,755
BEGINNING
 OF PERIOD

NET ASSETS      $ 398,112   $ 400,262   $ 230,788   $ 231,839   $ 165,583   $ 149,023   $ 4,789,219   $ 4,292,098
AT END OF
PERIOD


FIDELITY INVESTMENTS VARIABLE LIFE ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION.
Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts. FILI is a wholly-owned subsidiary of FMR Corp.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
3. EXPENSES.
FILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of .85%) for administrative expenses and for the assumption of mortality risk and expense risk. In addition, the cost of providing insurance protection is deducted monthly.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:

                                 PURCHASES   SALES

VIP - MONEY MARKET               $ 690,772   $ 901,933

VIP - HIGH INCOME                 199,472     221,274

VIP - EQUITY-INCOME               756,615     523,778

VIP - GROWTH                      471,625     517,271

VIP - OVERSEAS                    275,917     285,097

VIP II - INVESTMENT GRADE BOND    14,044      21,364

VIP II - ASSET MANAGER            22,723      16,829

We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Life Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, and VIP II - Asset Manager) of Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for the years ended December 31, 1997 and 1996 in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998


FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(registered trademark)
Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company
Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc., and Fidelity Investments Insurance
Agency of Texas, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109